SUPPLEMENT CASH FLOW INFORMATION (Tables)	9 Months Ended
Sep. 30, 2023
Schedule Of Supplement Cash Flow Information
	September 30, 2023	September 30, 2022
Net change in non-cash working capital items:
Inventory	$(2,720)	$(1,986)
Prepaid expenses and other assets	(329)	(535)
Taxes recoverable	(2,075)	28
Taxes payable	(809)	687
Amounts due to related parties	(59)	(79)
Accounts payable and accrued liabilities	2,592	2,101
Amounts receivable	199	552
	$(3,201)	$768

	September 30, 2023	September 30, 2022
Other supplementary information:
Interest paid	$180	$73
Taxes paid	29	-
	$209	$73

	September 30, 2023	September 30, 2022
Non-cash investing and financing activities:
Acquisition of La Preciosa, net of cash & transaction costs	$-	$21,535
Shares acquired under terms of option agreements	41	15
Transfer of share-based payments reserve upon exercise of RSUs	1,019	-
Transfer of share-based payments reserve upon option exercise	-	15
Equipment acquired under finance leases and equipment loans	2,888	1,589
	$3,948	$23,174